Cover	Sep. 02, 2022
Cover [Abstract]
Entity Registrant Name	MAX SOUND CORPORATION
Entity Central Index Key	0001353499
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 02, 2022
Entity File Number	000-51886
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	26-3534190
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Address Line 1	3525 Del Mar Heights Road # 802
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92130
City Area Code	800
Local Phone Number	327-6293